Significant Events in the Reporting Period	6 Months Ended
Jun. 30, 2024
Significant Events in the Reporting Period [Abstract]
SIGNIFICANT EVENTS IN THE REPORTING PERIOD

NOTE 3 – SIGNIFICANT EVENTS IN THE REPORTING PERIOD

A.	Execution of Credit Facility Agreement and Issuance of Facility Warrant

On January 9, 2024, the Company entered into the Facility Agreement for a $6,000 credit facility (the “Credit Facility”) and an additional amount up to $3,000, subject to certain conditions (the “Additional Loans”) with a global investment firm (the “Lender”).

The Credit Facility, which had an initial term of 10 months, accrued interest at a rate of 8% per annum. The first payment of $1,500 was drawn down upon execution of the Facility Agreement and the remaining amount was able to be drawn down in eight equal installments as of March 7, 2024. As detailed below, the Facility Agreement terminated on March 1, 2024.

After the Credit Facility was exhausted, the Company was able to draw down the Additional Loans in an aggregate amount up to $3,000. The Additional Loans included two initial installments of up to $750, and two additional installments of up to $750, the latter of which were subject to certain conditions. The Additional Loans accrued interest at a rate of 12% per annum.

In the event that the Company entered into an alternate credit facility on more favorable terms, the Lender’s funding obligations under the Credit Facility were to decrease with respect to the amount actually received by the Company under such alternate credit facility. The Lender’s financing obligations were to terminate in the event the Company drew down $7,500 or more pursuant to an alternate credit facility or closed one or more equity financing transaction in an aggregate amount of at least $5,000 (including the conversion of the Credit Facility as mentioned below). As of March 1, 2024, in connection with the January 2024 PIPE (as defined in note 3B), the Company received aggregate gross proceeds of more than $5,000 from the purchase of Units and exercise of warrants (see Note 3B below), and accordingly, the Lender’s financing obligations terminated.

Until the Company closed one or more equity financing transactions in an aggregate amount of at least $5,000, it had the right to convert an amount of up to $1,500 out of the outstanding loan (including accrued interest) into ordinary shares of the Company, in connection with and in the framework of a financing transaction of the Company on the date that followed the date upon which the Company notified the Lender of such financing transaction, which conversion was to occur upon the same terms. In connection with the January 2024 PIPE (as defined in note 3B), the Company converted $500 of the outstanding loan and issued to the Lender the Facility Conversion Pre-Funded Warrant and the Facility Conversion Common Warrant (see Note 3B below).

In addition, the loan, together with accrued interest, was required to be repaid at a rate of 30% of the gross proceeds of any equity financing transactions consummated by the Company during the term of the Credit Facility, which met a minimum threshold aggregate amount (initially, $5,000 and increasing by an additional $500 for each month during the term) until the loan is repaid in full. The repayment of the Credit Facility was required to be made on the last day of each calendar month during which the sources for repayment specified above were actually received by the Company. The loan was permitted be prepaid early without any penalty.

As part of the Facility Agreement, the Company issued a warrant (the “Facility Warrant”) to the Lender to purchase 2,419,354 ordinary shares of the Company representing an aggregate exercise amount of $7,500, with a per share exercise price of $3.10, subject to certain adjustments and certain anti-dilution protection. The Facility Warrant was exercisable upon issuance and has a term of 5 years from the date of issuance.

The Facility Warrants were classified on the issuance date to warrant liabilities, as they were not considered indexed to the Company’s own equity.

The fair value of the Facility Warrants at issuance date was $1,229 and the remaining amount of $271 was allocated to the convertible loan credit facility. On March 1, 2024, the date of termination of the Credit Facility (as detailed above), the discount amount of $1,229 was fully amortized. As a result the Company recorded an amount of $1,229 in “Other financing income (expenses), net”.

The January 2024 PIPE, as defined and detailed in Note 3B below, triggered an anti-dilution protection and accordingly the exercise price of the Facility Warrant was adjusted to $0.408 and the amount of ordinary shares issuable upon the exercise of the Facility Warrant was adjusted to 18,382,353 shares.

As of June 30, 2024, 6,720,000 Facility Warrants have been exercised resulting in gross proceeds of approximately $2,742 to the Company.

The Facility Warrant agreement includes some provisions that expired on June 29, 2024. The Company reassessed the Facility Warrants’ current terms and concluded that they were no longer classified as a liability and that they are considered indexed to the Company’s own equity. As a result, the Company classified its warrant liabilities to additional paid in capital in the amount of $6,143.

Subsequent to June 30, 2024 additional 1,300,000 Facility Warrants have been exercised resulting in additional gross proceeds of approximately $530 to the Company.

B.	January 2024 private placement (“PIPE”)

On January 18, 2024, the Company entered into a binding term sheet directly with a global investment firm (the “Lead Investor”) for the purchase and sale in a private placement (the “January 2024 PIPE”) of units (the “Units”) to the Lead Investor and other investors (collectively, the “Investors”). Each Unit consists of (i) one ordinary share of the Company and (ii) one and a half warrants to purchase ordinary shares of the Company of a minimum of $2,500 of Units and up to a maximum of $3,000 of Units. The January 2024 PIPE closed on January 31, 2024 following the execution of definitive documentation between the Company and the Investors.

On January 30, 2024, the Company entered into the definitive securities purchase agreement with the Investors for the issue of 3,046,457 Units consisting of (A) (i) 1,651,458 of the Company’s ordinary shares, and/or (ii) pre-funded warrants (the “PIPE Pre-Funded Warrants”) to purchase up to 1,394,999 ordinary shares and (B) common warrants (the “PIPE Common Warrants”) to purchase up to 4,569,688 ordinary shares. The purchase price per Unit is $0.98475. The aggregate gross proceeds from the January 2024 PIPE were $3,000. $2,961 net of issuance costs.

The PIPE Pre-Funded Warrants are immediately exercisable at an exercise price of $0.0001 per ordinary share, subject to certain adjustments and certain anti-dilution protection set forth therein and will not expire until exercised in full. The PIPE Common Warrants are exercisable upon issuance at an exercise price of $0.98475 per ordinary share, subject to certain adjustments and certain anti-dilution protection set forth therein and will have a 5.5-year term from the issuance date.

In connection with the closing of the January 2024 PIPE, the Company exercised its conversion right pursuant to the Credit Facility to convert $500 of the outstanding convertible loan credit facility that was extended to the Company by the Lender of the Credit Facility. Following such conversion, the Company issued to the Lender 507,743 Units consisting of (i) a pre-funded warrant (the “Facility Conversion Pre-Funded Warrant”) to purchase up to 507,743 ordinary shares and (ii) a common warrant (the “Facility Conversion Common Warrant”) to purchase up to 761,615 ordinary shares. The Facility Conversion Pre-Funded Warrant and the Facility Conversion Common Warrant are in substantially the same form and on substantially the same terms as the PIPE Pre-Funded Warrant and PIPE Common Warrant, respectively.

The PIPE Common Warrants and the Facility Conversion Common Warrant were classified on the issuance date to warrant liabilities, as they were not considered indexed to the Company’s own equity.

As of June 30, 2024, all of the January 2024 PIPE Pre-Funded Warrants, the Facility Conversion Pre-Funded Warrants, the Facility Conversion Common Warrants and the January 2024 PIPE Warrants have been exercised resulting in gross proceeds of approximately $5,250 to the Company ($5,063 net of issuance costs).

C.	A Leading US-Based Rail & Leasing Services Company Orders Rail Vision Switch Yard Systems Valued at Up to $5 Million

On January 17, 2024, a leading US-based rail and leasing services company signed a supply contract with the Company for the purchase of the Company’s Switch Yard Systems.

The first phase of the contract is valued at $1,000. Follow-on orders for additional Switch Yard Systems, valued at up to $4,000, are subject to customer approval. The contract also includes specific purchase quotas that, if met, provide the customer with exclusivity in the North American industrial railyards switching segment.

In April 2024, the Company received an initial purchase order amounting to approximately $1,000 as part of this contract. The order is for the purchase of the Company’s Shunting Yard systems, which are expected to be installed during the third quarter of this year.

In June 2024, the Company received a follow-on order from this customer in the amount of approximately $200, which is in addition to the existing contract and refers to additional services requested by the customer.

As of June 30, 2024, a payment received from this customer in the amount of $375, was recorded as deferred revenues in other accounts payable.

D.	In January 2024, investors from a private placement from May 2023 exercised 493,424 warrants to purchase ordinary shares on a cashless basis. As a result of the cashless exercises, the Company issued 181,002 ordinary shares to such investors.

E.	On February 21, 2024, the Company convened an extraordinary general meeting of shareholders (the “Meeting”). At the Meeting, the shareholders of the Company approved (i) the cancelation of the par value of the Company’s registered and issued ordinary shares; (ii) an increase of the Company’s registered share capital from 12,500,000 ordinary shares to 100,000,000 ordinary shares; and to amend the Company’s Amended and Restated Articles of Association accordingly.

F.	Purchase Order from Loram, a Top US-Based Railway Track Maintenance Supplier

In April 2024, the Company received an order for its Switch Yard System from Loram, a leading US- based provider of railway track maintenance equipment and services.

In June 2024, the Company completed the successful delivery and installation of its Shunting Yard product to Loram. This installation fulfills the above mentioned purchase order and marks the beginning of a pilot project aimed at enhancing Loram’s rail track maintenance operations with the Company’s advanced technology. During the six months ended June 30, 2024, the Company recognized revenues from the sale of the system and the related services in the total amount of approximately $145.

G.	Israel Railways Commercial Agreement:

In January 2023, the Company signed an agreement with Israel Railways for the purchase by Israel Railways of ten Rail Vision Main Line Systems and related services for a total amount of approximately $1,400.

In February 2024, the Company completed the first installation of its Main Line Systems in Israel Railways. During the six months ended June 30, 2024, the Company recognized revenues from this agreement in the total amount of approximately $101.

H.	Purchase Order from a Leading Latin America Mining Company

On October 17, 2023, the Company received a purchase order in the amount of $492 for a single Main Line system and related services from a leading Latin American (“LATAM”) mining company. On December 11, 2023, the Company completed the delivery of the Main Line system to the LATAM mining company but hadn’t fully transferred the control on the system to the customer. In addition to the delivery of the system, the Company is providing supervision, guidance, and training services as part of the $492 purchase order.

In June 2024, the Company received a follow-on order from this customer for additional services, in the amount of approximately $24.

In June 2024, the Company completed a successfully installation of its system at the LATAM mining company and led training sessions for the mining company’s team. Accordingly, during the six months ended June 30, 2024, the Company recognized revenues from the above mentioned purchase orders, in the total amount of approximately $516.

I.	Purchase Order from a Class 1 US Railroad Company

On March 11, 2024, the Company received an order for its Switch Yard System from a Class 1 freight rail company in the US. The freight rail company will install and use the system on its locomotive for evaluation and testing different scenarios related to safety.

On June 10, 2024, the Company completed the successful installation of its Shunting Yard product for this customer and the customer will use the system on its locomotive for evaluation in different scenarios related to safety and efficiency during a few months trial, expected to be completed in November 2024. As the delivery of the system and the provision of services during the trial period were identified by the Company as a single performance obligation, as of June 30, 2024, a payment received from this customer in the amount of $81, was recorded as deferred revenues in other accounts payable. In addition, the Company recorded an amount of approximately $61 as deferred expenses